Income Taxes - Total income tax provision (Details) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016
Current taxes:
Federal	$ 130	$ 183	$ 185
State	3	3	4
Deferred taxes:
Federal	(86)	(57)	(62)
Impact of change in U.S. corporate tax rate	0	(24)	0
Provision for income taxes as shown in the statement of earnings	$ 47	$ 105	$ 127